UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland         May 12, 2011
     ----------------------      ----------------------     ------------
     [Signature]                 [City, State]              [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      44
                                                  -----------------------

Form 13F Information Table Value Total:              $  414,593(x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3M CO COM              COMMON   88579Y101      1,537,888       16,448    X                         5,448            0       11,000
A T & T INC (NEW)      COMMON   00206R102     19,661,293      642,316    X                       153,298            0      489,018
ALLSTATE CORP COM      COMMON   020002101      1,459,115       45,913    X                        16,013            0       29,900
AMERICAN EXPRESS CO    COMMON   025816109     18,554,916      410,507    X                       108,873            0      301,634
AMGEN INC COM          COMMON   031162100      1,324,865       24,787    X                         8,987            0       15,800
APOLLO GROUP INC CL A  COMMON   037604105      1,271,446       30,483    X                        11,483            0       19,000
APPLE COMPUTER INC     COMMON   037833100     20,362,596       58,428    X                        15,208            0       43,220
BANK OF AMERICA CORPO  COMMON   060505104     16,079,432    1,206,259    X                       319,252            0      887,007
BEST BUY INC COM       COMMON   086516101      1,205,149       41,962    X                        13,262            0       28,700
BOEING CO COM          COMMON   097023105     18,175,173      245,843    X                        68,696            0      177,147
CAMPBELL SOUP CO COM   COMMON   134429109      1,364,397       41,208    X                        13,908            0       27,300
CISCO SYS INC COM      COMMON   17275R102     18,629,205    1,086,251    X                       279,249            0      807,002
CLOROX CO COM          COMMON   189054109      1,576,014       22,492    X                         7,592            0       14,900
CORNING INC COM        COMMON   219350105     18,550,558      899,203    X                       228,130            0      671,073
DISNEY WALT PRODTNS    COMMON   254687106      1,685,552       39,117    X                        14,717            0       24,400
DU PONT E I DE NEMOUR  COMMON   263534109     22,256,583      404,886    X                       103,246            0      301,640
EXXON MOBIL CORP COM   COMMON   30231G102     20,625,900      245,167    X                        63,350            0      181,817
GENERAL ELEC CO        COMMON   369604103     19,261,393      960,668    X                       274,442            0      686,226
GOLDMAN SACHS GROUP I  COMMON   38141G104     16,485,677      103,945    X                        27,701            0       76,244
GOODRICH CORP COM      COMMON   382388106      1,468,208       17,166    X                         6,166            0       11,000
GOOGLE INC CL A        COMMON   38259P508      1,461,032        2,490    X                           965            0        1,525
HEINZ H J CO COM       COMMON   423074103      1,373,404       28,132    X                        10,232            0       17,900
HEWLETT PACKARD CO CO  COMMON   428236103     15,034,934      366,974    X                       103,791            0      263,183
HONEYWELL INTL INC CO  COMMON   438516106      1,646,026       27,567    X                        10,367            0       17,200
I B M                  COMMON   459200101      1,601,837        9,823    X                         3,623            0        6,200
INGERSOLL-RAND PLC     COMMON   G47791101     20,285,176      419,896    X                       115,516            0      304,380
INTEL CORP COM         COMMON   458140100      1,292,085       64,028    X                        23,228            0       40,800
JOHNSON & JOHNSON      COMMON   478160104     18,398,725      310,527    X                        81,009            0      229,518
JP MORGAN CHASE & CO   COMMON   46625H100     19,156,717      415,547    X                       112,338            0      303,209
LABORATORY CORP AMER   COMMON   50540R409      1,548,982       16,813    X                         6,213            0       10,600
MERCK & COMPANY        COMMON   58933Y105      1,236,026       37,444    X                        14,444            0       23,000
MICROSOFT              COMMON   594918104     15,145,516      596,515    X                       163,636            0      432,879
NUCOR CORP COM         COMMON   670346105      1,522,848       33,091    X                        11,791            0       21,300
ORACLE SYS CORP        COMMON   68389X105      1,613,954       48,275    X                        18,475            0       29,800
PFIZER INC             COMMON   717081103     20,147,297      991,989    X                       235,451            0      756,538
RAYTHEON CO COM NEW    COMMON   755111507      1,356,805       26,672    X                         9,772            0       16,900
STARBUCKS CORP COM     COMMON   855244109     22,589,863      611,363    X                       173,046            0      438,317
SYSCO CORP COM         COMMON   871829107      1,474,554       53,233    X                        19,233            0       34,000
TEXAS INSTRS INC COM   COMMON   882508104      1,521,469       44,024    X                        16,824            0       27,200
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100     20,416,586      261,919    X                        69,197            0      192,722
VISA INC COM CL A      COMMON   92826C839      1,471,148       19,983    X                         7,176            0       12,807
WAL MART STORES INC    COMMON   931142103      1,323,684       25,431    X                         8,531            0       16,900
WESTERN UN CO COM      COMMON   959802109     20,051,649      965,414    X                       250,276            0      715,138
YAHOO INC COM          COMMON   984332106      1,387,142       83,162    X                        30,662            0       52,500